INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2014	2015

Raw materials	$2,124	$1,498
Work in progress	1,482	1,607
Finished products	4,541	4,774

	$8,147	$7,879